Property and equipment - Schedule of Property and Equipment (Details) (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Computer equipment	$ 1,419	$ 1,419
Less: accumulated depreciation	(276)	(158)
Property and equipment, net	$ 1,143	$ 1,261